Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of restructuring costs and similar items [abstract]
Employee-related expenses		€ 336	€ 650	€ 307
Expenses related to property, plant and equipment and to inventories		221	139	132
Compensation for early termination of contracts (other than contracts of employment)		61	31	7
Decontamination costs		(4)	3	1
Other restructuring costs		117	56	348
Total	[1]	€ 731	€ 879	€ 795	[2]

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).